Insurance Contracts and Private Pension - Summary of Changes in Technical Provisions (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Unearned premiums (PPNG)	R$ 2,356	R$ 2,124
Mathematical reserve for benefits to be granted (PMBAC) and benefits granted (PMBC)	212,477	195,543
Redemptions and Other Unsettled Amounts (PVR)	331	310
Financial surplus (PEF)	613	607
Unsettled claims (PSL)	618	591
Claims / events incurred but not reported (IBNR)	299	373
Related Expenses (PDR)	117	129
Other	1,523	1,510
Total	218,334	201,187
Opening balance	201,187	181,232
Additions arising from premiums / contribution	19,642	24,104
Risk adjustments	(4,489)	(4,234)
Payment of claims / benefits	(1,915)	(1,764)
Reported claims	1,465	1,325
Redemptions	(15,623)	(13,772)
Portability of insurances	1,754	3,758
Adjustment of reserves and financial surplus	16,517	11,631
Other (recognition / reversal)	(204)	(1,093)
Closing balance	218,334	201,187
Insurance [member]
Disclosure of other provisions [line items]
Unearned premiums (PPNG)	2,343	2,111
Mathematical reserve for benefits to be granted (PMBAC) and benefits granted (PMBC)	205	195
Redemptions and Other Unsettled Amounts (PVR)	13	12
Financial surplus (PEF)	2	2
Unsettled claims (PSL)	570	642
Claims / events incurred but not reported (IBNR)	277	254
Related Expenses (PDR)	28	31
Other	250	562
Total	3,688	3,809
Opening balance	3,809	3,464
Additions arising from premiums / contribution	4,634	4,340
Risk adjustments	(4,216)	(3,937)
Payment of claims / benefits	(1,349)	(1,184)
Reported claims	1,465	1,325
Redemptions		(1)
Adjustment of reserves and financial surplus	10	9
Other (recognition / reversal)	(665)	(207)
Closing balance	3,688	3,809
Private Pension [Member]
Disclosure of other provisions [line items]
Unearned premiums (PPNG)	13	13
Mathematical reserve for benefits to be granted (PMBAC) and benefits granted (PMBC)	212,272	195,348
Redemptions and Other Unsettled Amounts (PVR)	318	298
Financial surplus (PEF)	611	605
Unsettled claims (PSL)	48	43
Claims / events incurred but not reported (IBNR)	22	25
Related Expenses (PDR)	89	98
Other	1,273	948
Total	214,646	197,378
Opening balance	197,378	177,768
Additions arising from premiums / contribution	15,008	19,764
Risk adjustments	(273)	(297)
Payment of claims / benefits	(566)	(580)
Redemptions	(15,623)	(13,771)
Portability of insurances	1,754	3,758
Adjustment of reserves and financial surplus	16,507	11,622
Other (recognition / reversal)	461	(886)
Closing balance	R$ 214,646	R$ 197,378